Consolidating Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

	As of December 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1,697	491	—	—	2,188
Restricted cash	189	—	—	—	189
Trade receivables, net	12,362	759	—	—	13,121
Prepaid and other current assets	118,119	4,042	—	(93,983)	28,178
Total current assets	132,367	5,292	—	(93,983)	43,676

Property and equipment, net	34,960	1,579	—	—	36,539
Subscriber accounts, net	1,160,698	34,765	—	—	1,195,463
Deferred income tax asset, net	783	—	—	—	783
Other assets, net	29,270	37	—	—	29,307
Total assets	$1,358,078	41,673	—	(93,983)	1,305,768

Liabilities and Stockholder's (Deficit) Equity
Current liabilities:
Accounts payable	$11,110	989	—	—	12,099
Other accrued liabilities	29,016	96,052	—	(93,983)	31,085
Deferred revenue	11,357	1,703	—	—	13,060
Holdback liability	11,342	171	—	—	11,513
Current portion of long-term debt	1,816,450	—	—	—	1,816,450
Total current liabilities	1,879,275	98,915	—	(93,983)	1,884,207

Non-current liabilities:
Long-term debt	—	—	—	—	—
Long-term holdback instruments	1,770	—	—	—	1,770
Derivative financial instruments	6,039	—	—	—	6,039
Other liabilities	59,969	—	—	(57,242)	2,727
Total liabilities	1,947,053	98,915	—	(151,225)	1,894,743

Total stockholder's (deficit) equity	(588,975)	(57,242)	—	57,242	(588,975)
Total liabilities and stockholder's (deficit) equity	$1,358,078	41,673	—	(93,983)	1,305,768

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Balance Sheet
Amounts in thousands

	As of December 31, 2017
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$2,705	597	—	—	3,302
Trade receivables, net	12,082	563	—	—	12,645
Prepaid and other current assets	74,613	2,396	—	(66,341)	10,668
Total current assets	89,400	3,556	—	(66,341)	26,615

Investment in subsidiaries	4,554	—	—	(4,554)	—
Property and equipment, net	30,727	2,062	—	—	32,789
Subscriber accounts, net	1,265,519	36,509	—	—	1,302,028
Dealer network and other intangible assets, net	6,063	931	—	—	6,994
Goodwill	527,191	36,358	—	—	563,549
Other assets, net	9,311	29	—	—	9,340
Total assets	$1,932,765	79,445	—	(70,895)	1,941,315

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$9,705	1,368	—	—	11,073
Other accrued liabilities	50,448	69,377	—	(66,341)	53,484
Deferred revenue	12,332	1,539	—	—	13,871
Holdback liability	9,035	274	—	—	9,309
Current portion of long-term debt	11,000	—	—	—	11,000
Total current liabilities	92,520	72,558	—	(66,341)	98,737

Non-current liabilities:
Long-term debt	1,707,297	—	—	—	1,707,297
Long-term holdback instruments	2,658	—	—	—	2,658
Derivative financial instruments	13,491	—	—	—	13,491
Deferred income tax liability, net	11,684	1,620	—	—	13,304
Other liabilities	2,379	713	—	—	3,092
Total liabilities	1,830,029	74,891	—	(66,341)	1,838,579

Total stockholder's equity	102,736	4,554	—	(4,554)	102,736
Total liabilities and stockholder's equity	$1,932,765	79,445	—	(70,895)	1,941,315

Condensed Income Statement and Comprehensive Income (Loss)

	Year Ended December 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated

Net revenue	$500,152	40,206	—	—	540,358

Operating expenses:
Cost of services	109,201	19,738	—	—	128,939
Selling, general and administrative, including stock-based and long-term incentive compensation	79,696	39,244	—	—	118,940
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	204,662	6,977	—	—	211,639
Depreciation	10,371	1,063	—	—	11,434
Loss on goodwill impairment	527,191	36,358	—	—	563,549
	931,121	103,380	—	—	1,034,501
Operating loss	(430,969)	(63,174)	—	—	(494,143)
Other expense:
Equity in loss of subsidiaries	61,711	—	—	(61,711)	—
Interest expense	180,770	—	—	—	180,770
Unrealized loss on derivative financial instruments	3,151	—	—	—	3,151
Refinancing expense	12,238	—	—	—	12,238
	257,870	—	—	(61,711)	196,159
Loss before income taxes	(688,839)	(63,174)	—	61,711	(690,302)
Income tax expense	(10,089)	(1,463)	—	—	(11,552)
Net loss	(678,750)	(61,711)	—	61,711	(678,750)
Other comprehensive income (loss):
Unrealized gain on derivative contracts	14,378	—	—	—	14,378
Total other comprehensive income	14,378	—	—	—	14,378
Comprehensive loss	$(664,372)	(61,711)	—	61,711	(664,372)

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Amounts in thousands

	Year Ended December 31, 2017
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated

Net revenue	$519,293	34,162	—	—	553,455

Operating expenses:
Cost of services	104,103	15,090	—	—	119,193
Selling, general and administrative, including stock-based and long-term incentive compensation	126,201	29,701	—	—	155,902
Radio conversion costs	391	59	—	—	450
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	230,313	6,475	—	—	236,788
Depreciation	8,101	717	—	—	8,818
	469,109	52,042	—	—	521,151
Operating income (loss)	50,184	(17,880)	—	—	32,304
Other expense:
Equity in loss of subsidiaries	17,978	—	—	(17,978)	—
Interest expense	145,487	5	—	—	145,492
	163,465	5	—	(17,978)	145,492
Loss before income taxes	(113,281)	(17,885)	—	17,978	(113,188)
Income tax expense (benefit)	(1,986)	93	—	—	(1,893)
Net loss	(111,295)	(17,978)	—	17,978	(111,295)
Other comprehensive income (loss):
Unrealized gain on derivative contracts	1,582	—	—	—	1,582
Total other comprehensive income	1,582	—	—	—	1,582
Comprehensive loss	$(109,713)	(17,978)	—	17,978	(109,713)

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Amounts in thousands

	Year Ended December 31, 2016
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated

Net revenue	$543,181	27,191	—	—	570,372

Operating expenses:
Cost of services	101,940	13,296	—	—	115,236
Selling, general and administrative, including stock-based and long-term incentive compensation	86,670	27,482	—	—	114,152
Radio conversion costs	18,204	218	—	—	18,422
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	240,568	6,185	—	—	246,753
Depreciation	7,784	376	—	—	8,160
	455,166	47,557	—	—	502,723
Operating income (loss)	88,015	(20,366)	—	—	67,649
Other expense:
Equity in loss of subsidiaries	21,387	—	—	(21,387)	—
Interest expense	127,290	18	—	—	127,308
Refinancing expense	9,500	—	—	—	9,500
	158,177	18	—	(21,387)	136,808
Loss before income taxes	(70,162)	(20,384)	—	21,387	(69,159)
Income tax expense	6,145	1,003	—	—	7,148
Net loss	(76,307)	(21,387)	—	21,387	(76,307)
Other comprehensive income (loss):
Unrealized gain on derivative contracts	4,589	—	—	—	4,589
Total other comprehensive income	4,589	—	—	—	4,589
Comprehensive loss	$(71,718)	(21,387)	—	21,387	(71,718)

Condensed Cash Flow Statement

	Year Ended December 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$102,569	1,934	—	—	104,503
Investing activities:
Capital expenditures	(14,327)	(576)	—	—	(14,903)
Cost of subscriber accounts acquired	(138,986)	(1,464)	—	—	(140,450)
Net cash used in investing activities	(153,313)	(2,040)	—	—	(155,353)
Financing activities:
Proceeds from long-term debt	248,800	—	—	—	248,800
Payments on long-term debt	(184,100)	—	—	—	(184,100)
Payments of financing costs	(9,682)	—	—	—	(9,682)
Value of shares withheld for share-based compensation	(93)	—	—	—	(93)
Dividend to Ascent Capital	(5,000)	—	—	—	(5,000)
Net cash provided by financing activities	49,925	—	—	—	49,925
Net decrease in cash, cash equivalents and restricted cash	(819)	(106)	—	—	(925)
Cash, cash equivalents and restricted cash at beginning of period	2,705	597	—	—	3,302
Cash, cash equivalents and restricted cash at end of period	$1,886	491	—	—	2,377

	Year Ended December 31, 2017
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$147,350	2,854	—	—	150,204
Investing activities:
Capital expenditures	(13,213)	(1,180)	—	—	(14,393)
Cost of subscriber accounts acquired	(140,394)	(2,515)	—	—	(142,909)
Net cash used in investing activities	(153,607)	(3,695)	—	—	(157,302)
Financing activities:
Proceeds from long-term debt	187,950	—	—	—	187,950
Payments on long-term debt	(175,250)	—	—	—	(175,250)
Value of shares withheld for share-based compensation	(477)	—	—	—	(477)
Dividend to Ascent Capital	(5,000)	—	—	—	(5,000)
Net cash provided by financing activities	7,223	—	—	—	7,223
Net increase (decrease) in cash, cash equivalents and restricted cash	966	(841)	—	—	125
Cash, cash equivalents and restricted cash at beginning of period	1,739	1,438	—	—	3,177
Cash, cash equivalents and restricted cash at end of period	$2,705	597	—	—	3,302

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statements of Cash Flows
Amounts in thousands

	Year Ended December 31, 2016
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$181,384	9,143	—	—	190,527
Investing activities:
Capital expenditures	(7,997)	(1,181)	—	—	(9,178)
Cost of subscriber accounts acquired	(193,790)	(7,591)	—	—	(201,381)
Net cash used in investing activities	(201,787)	(8,772)	—	—	(210,559)
Financing activities:
Proceeds from long-term debt	1,280,700	—	—	—	1,280,700
Payments on long-term debt	(1,238,059)	—	—	—	(1,238,059)
Refinance costs	(16,946)	—	—	—	(16,946)
Value of shares withheld for share-based compensation	(121)	—	—	—	(121)
Dividend to Ascent Capital	(5,000)	—	—	—	(5,000)
Net cash provided by financing activities	20,574	—	—	—	20,574
Net increase in cash, cash equivalents and restricted cash	171	371	—	—	542
Cash, cash equivalents and restricted cash at beginning of period	1,568	1,067	—	—	2,635
Cash, cash equivalents and restricted cash at end of period	$1,739	1,438	—	—	3,177